Interest-Bearing Time Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances and Interest-Bearing Time Deposits [Abstract]
Scheduled maturities of time deposit
($ in thousands)
2013	$95,274
2014	53,386
2015	22,335
2016	12,070
2017	9,079
Thereafter	1,927

$194,071